Leases (Tables)	12 Months Ended
Dec. 31, 2019
21. Leases
Finance lease receivables
	2019				2018
	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease paymentsreceivable	Unguaranteed residual values	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease paymentsreceivable	Unguaranteed residual values
	£m	£m	£m	£m	£m	£m	£m	£m
Not more than one year	1,403	(115)	1,288	77	1,333	(110)	1,223	86
One to two year	909	(76)	833	53	827	(69)	758	53
Two to three year	593	(49)	544	45	599	(49)	550	55
Three to four year	354	(28)	326	43	401	(38)	363	20
Four to five year	123	(8)	115	19	185	(15)	170	20
Over five years	115	(17)	98	22	381	(44)	337	22
Total	3,497	(293)	3,204	259	3,726	(325)	3,401	256

Finance lease income

Finance lease income

Finance lease income is included within interest income. The following table shows amounts recognised in the income statement during the year.

2019
£m
Finance income from net investment in lease	141
Profit on sales	6

Lease liabilities and Lease liabilities maturity analysis
Lease liabilities
2019
£m
As at 31 December 2018	-
Effect of changes in accounting policies (see Note 1)	1,696
As at 1 January 2019	1,696
Interest expense	76
New leases	94
Disposals	(19)
Cash payments	(289)
Exchange and other movements	5
As at 31 December 2019 (see Note 23)	1,563

The below table sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments to be paid after the reporting date.

Undiscounted lease liabilities maturity analysis
2019
£m
Not more than one year	296
One to two years	252
Two to three years	208
Three to four years	186
Four to five years	165
Five to ten years	565
Greater than ten years	310
Total undiscounted lease liabilities as at 31 December 2019	1,982

Future minimum lease payments under non-cancellable operating leases	Operating lease commitments under IAS 17 in 2018
2018
Property
£m
Not more than one year	302
Over one year but not more than five years	786
Over five years	1,257
Total	2,345